As filed with the Securities and Exchange Commission on April 27, 1999
	Securities Act Registration	  No. 2 -86519

	Investment Company Act Registration  No.  811-3763


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933
	Pre-Effective Amendment No.		[   ]
	Post-Effective Amendment No.    24     		[X]

and/or
REGISTRATION STATEMENT UNDER
	THE INVESTMENT COMPANY ACT OF 1940	[   ]
    AMENDMENT NO. 25
	__________________			[   ]
Smith Barney Telecommunications Trust
(a Massachusetts Business Trust)
(Exact Name of Registrant as Specified in Charter)
388 Greenwich Street
New York, New York  10013
(Address of Principal Executive Offices)
(212) 816-6474
(Registrants Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Telecommunications Trust
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)
_____________________

Approximate Date of Proposed Public Offering:
Continuous.
It is proposed that this filing will become effective
(check appropriate box):
[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	On April 30, 1999 pursuant to paragraph (b)
	of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
 	On (date) pursuant to paragraph (a)(1) of Rule 485
[  ]	75 days after filing pursuant to paragraph (a)(2)
of rule 485
[  ]	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[XXX]	This post-effective amendment designates
a new effective date for a previously filed post-effective amendment.

Part A-Prospectus
The Prospectus for Smith Barney Telecommunications Trust (the "Fund") is incorporated by reference to Part A of Post-Effective Amendment No. 23 to the Fund's Registration Statement filed on February 25, 1999
(Accession No. 91155-99-000088).

Part B-Statement of Additional Information
The Statement of Additional Information for Smith Barney Telecommunications Trust (the "Fund") is incorporated by reference to Part B of Post-Effective Amendment No. 23 to the Fund's Registration Statement filed on
February 25, 1999 (Accession No. 91155-99-000088).

PART  C
OTHER INFORMATION

Item 23. Exhibits

Unless otherwise noted, all references are to the Registrants registration statement on Form N-1A (the Registration Statement) as filed with the Securities and Exchange Commission (the SEC) on September 14, 1983,
(File Nos. 2-86519 and 811-3736).

(a)(1)Registrants Second Amended and Restated Master Trust Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 14 as filed on April 27, 1993.

(2)	Amendment No. 1 to the Second Amended and Restated Master Trust
Agreement is incorporated by reference to Registrants Post-Effective Amendment No. 18 as filed on February 28, 1995.

(3)	Amendment No. 2 to the Second Amended and Restated Master Trust
Agreement is incorporated by reference to Registrants Post-Effective Amendment No. 18 as filed on February 28, 1995

(4)	Amendment No. 3 to the Second Amended and Restated Master Trust
Agreement is incorporated by reference to Registrants Post-Effective Amendment No. 18 as filed on February 28, 1995.

(5) Amendment No. 4 to the Seconded Amended and Restated Master Trust Agreement is incorporated by reference to Registrants Post-Effective Amendment No. 23 as filed on February 25, 1999.

(b)	Registrant's by-laws are incorporated by reference to the Registration
Statement.

(c)	Specimen Share Certificate for the Fund is incorporated by
reference to the Registration Statement.

(d)(1)Investment Advisory Agreements between the Registrant and Smith Barney Strategic Advisers, Inc. dated June 16, 1994 and July 27, 1994 are incorporated by reference to Registrants Post-Effective Amendment No. 18 as filed on February 28, 1995.

(2)	Form of Transfer of Advisory Agreement between the Registrant,
Smith Barney Strategy Advisers Inc. and the Mutual Management Corp. is incorporated by reference to Registrants Post-Effective Amendment No. 23 as filed on February 25, 1999.

(e)(1)Distribution Agreement between the Registrant and Smith Barney Inc. is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement as filed on July 30, 1993.

(2)	Distribution Agreement between the Registrant and CFBDS, Inc. dated
October 8, 1998 is incorporated by reference to Registrants Post-Effective Amendment No. 23 as filed on February 25, 1999.

(3)	Selling Group Agreement is incorporated by reference to Registrants
 Post-Effective Amendment No. 23 as filed on February 25, 1999.

(f)	Not Applicable.

(g)	Custodian Agreement between the Registrant and PNC Bank, National
Association (PNC Bank) is incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement.

(h)(1)Transfer Agency Agreement dated August 2, 1993 between the Registrant and First Data Investors Services Group (formerly the Shareholder Services Group, Inc.) is incorporated by reference to
 Post-Effective Amendment No. 15 to the Registration Statement.

(2)	Administration Agreement dated April 21, 1994 between the
Registrant and Smith Barney Mutual Funds Management Inc. (formerly Smith Barney Advisers, Inc.) is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement.

(i)	Opinion of counsel regarding legality of
shares being registered is incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration
Statement filed on October 7, 1983.

(j)	Auditor's consent is to be filed by amendment.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Financial Data Schedule is to be filed by amendment.

(o)(1)Plan pursuant to Rule 18f-3 is incorporated by reference to the Post-Effective Amendment No. 19 to the registration Statement as filed on December 26, 1995.

(2)	Rule 18f-3(d) Multiple Class Plan of the Registrant
is incorporated by reference to Registrants Post-Effective Amendment No. 23 as filed on February 25, 1999.

Item 24.	Persons Controlled by or under Common
Control with Registrant

		None

Item 25.	Indemnification

	The response to this item is incorporated by reference to Post-Effective Amendment No. 1.

Item 26(a).	Business and Other Connections of
Investment Adviser

Investment Adviser and Administrator - SSBC Fund
Management Inc. ("SSBC") (f/k/a Mutual Management Corp.), was incorporated in December 1968 under the laws of the State of Delaware. SSBC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings"),(formerly known as Smith Barney Holdings
Inc.), which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SSBC is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers Act) and has, through its predecessors, been in the investment counseling business since 1934. SSBC serves as the Investment Adviser and Administrator the Telecommunications Income Fund.

The list required by this Item 26 of the officers and directors of SSBC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers Act (SEC File No. 801-
8314).

Item 27.  Principal Underwriters

(a) CFBDS, Inc., ("CFBDS") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc.,
Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney
Natural Resources Fund Inc., Smith Barney New Jersey Municipals
Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Tax Free Reserves, CitiFunds Trust I, CitiFunds Trust II, CitiFunds Trust III, CitiFunds International Trust, CitiFunds Fixed Income Trust, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.

Item 28.  Location of Accounts and Records

(1) 	Smith Barney Telecommunications Trust
	388 Greenwich Street
	New York, New York 10013

(2)	SSBC Fund Management Inc.
	388 Greenwich Street
	New York, New York 10013

(3)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA

(4)	First Data Investor Services Group, Inc.
	One Exchange Place
	Boston, Massachusetts 02109

(5) 	CFBDS Inc.
21 Milk Street, 5th floor
Boston, Massachusetts 02109

Item 29. Management Services

	Not Applicable.

Item 30. Undertakings

Not applicable


SIGNATURES

	Pursuant to the requirements of the Securities
Act of 1933,and the Investment Company Act of 1940, the Registrant, SMITH BARNEY TELECOMMUNICATIONS TRUST, has
duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, in the State of
New York on the     27th day of April, 1999.

SMITH BARNEY TELECOMMUNICATIONS TRUST

/s/Heath B. McLendon
Heath B. McLendon,
Chief Executive Officer

	Pursuant to the requirements of the Securities
Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature			Title					Date
/s/Heath B. McLendon	Chairman of the Board		   4/27/99
Heath B. McLendon		(Chief Executive Officer)
				and President

/s/Lewis E. Daidone	Treasurer			      4/27/99
Lewis E. Daidone		(Chief Financial and
				Accounting Officer)
/s/Paul Ades*			Trustee		      4/27/99
Paul Ades

/s/Herbert Barg*			Trustee		      4/27/99
Herbert Barg

/s/Dwight B. Crane*		Trustee		       4/27/99
Dwight B. Crane

/s/Frank G. Hubbard*		Trustee		      4/27/99
Frank G. Hubbard

/s/Ken Miller*			Trustee		      4/27/99
Ken Miller

/s/Jerome Miller*			Trustee		      4/27/99
Jerome Miller


_____________________________________________________________________
* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated January 27, 1995.

/s/ Heath B. McLendon
Heath B. McLendon

Exhibits

Exhibit No.		Description of Exhibit

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